ULTRA SERIES FUND
SUPPLEMENT DATED JUNE 10, 2014
This Supplement amends the Prospectus of the Ultra Series Fund dated May 1, 2014
Please keep this Supplement with your records.
INTERNATIONAL STOCK FUND
The management fee for the International Stock Fund was reduced, as of December 31, 2013, from 1.20% to 1.15%, thereby reducing the Annual Fund Operating Expenses of the fund by 0.05%; however, the fee table and example in the Prospectus were not revised to reflect this reduction. Accordingly, the following fee table and example serve to replace the fee table and example in the Prospectus for the International Stock Fund.

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	1.15%	1.15%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.16%	1.41%
Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$118	$368	$638	$1,409
Class II	144	446	771	1,691
The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
TARGET ALLOCATION FUNDS
Effective July 1, 2014, the Annual Fund Operating Expenses for the Target Allocation Funds’ Class I and II shares will be reduced, as reflected in the new fee tables and examples set forth below.
Conservative Allocation Fund

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.58%	0.58%
Total Annual Fund Operating Expenses	0.89%	1.14%
Less: Management Fee Waiver[1]	(0.10)%	(0.10)%
Net Annual Fund Operating Expenses (after fee waiver)	0.79%	1.04%
1    The investment adviser has contractually agreed to waive 0.10% of its management fee until at least June 30, 2015. The fee waiver agreement     described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of     terminating this agreement in the next year.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$81	$274	$484	$1,092
Class II	106	353	619	1,383
The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Moderate Allocation Fund

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.60%	0.60%
Total Annual Fund Operating Expenses	0.91%	1.16%
Less: Management Fee Waiver[1]	(0.10)%	(0.10)%
Net Annual Fund Operating Expenses (after fee waiver)	0.81%	1.06%
1    The investment adviser has contractually agreed to waive 0.10% of its management fee until at least June 30, 2015. The fee waiver agreement     described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of     terminating this agreement in the next year.
Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$83	$280	$495	$1,115
Class II	108	359	630	1,406
The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Aggressive Allocation Fund

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class II
Management Fees	0.30%	0.30%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.62%	0.62%
Total Annual Fund Operating Expenses	0.93%	1.18%
Less: Management Fee Waiver[1]	(0.10)%	(0.10)%
Net Annual Fund Operating Expenses (after fee waiver)	0.83%	1.08%
1    The investment adviser has contractually agreed to waive 0.10% of its management fee until at least June 30, 2015. The fee waiver agreement     described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of     terminating this agreement in the next year.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$85	$287	$506	$1,139
Class II	110	365	640	1,429
The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.

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